Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Sep. 27, 2016
Document Effective Date	Oct. 01, 2016
Prospectus Date	Oct. 01, 2016